Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss	$ 8,060	$ 408
Deferred revenue	147,876	188,072
Unbilled cost	225,242	165,244
Software amortization	290,149	200,428
Allowance for doubtful accounts	15,270	28,252
Inventories obsolescence	1,759	26,956
Unrealized losses on trading securities	1,966
Accrued Bonus	40,377	46,792
Other	27,491	20,676
Total deferred tax assets	758,190	676,828
Deferred tax liabilities
Unbilled revenue	(1,880,466)	(1,485,397)
Deferred government subsidiary income	(46,511)	(45,308)
Unrealized gain on short-term investment	(23,742)	(2,133)
Other	(13,977)	(1,354)
Total deferred tax liabilities	(1,964,696)	(1,534,192)
Valuation allowance	(19,135)
Net deferred tax liabilities	$ (1,225,641)	$ (857,364)